Pensions and other post-employment benefits - Fair value plan assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ 487
Interest expense		€ 9	€ 15
Net defined benefit liability (asset) at end of period	992	487
Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	26,297	24,603
Interest expense	565	793
Administrative expenses and interest on asset ceiling	(26)	(25)
Settlements	(15)	(158)
Total	524	610
Return on plan assets, excluding amounts included in interest income	2,476	2,291
Total	2,476	2,291
Translation differences	(2,012)	506
Employer contribution	99	98
Contributions from plan participants	121	130
Benefits paid	(1,813)	(1,941)
Other	(4)
Total	(3,609)	(1,207)
Net defined benefit liability (asset) at end of period	25,688	26,297	24,603
United States Pension benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	3,136
Net defined benefit liability (asset) at end of period	3,404	3,136
United States Pension benefits | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	20,560	19,343
Interest expense	480	674
Administrative expenses and interest on asset ceiling	(19)	(18)
Total	461	656
Return on plan assets, excluding amounts included in interest income	2,227	1,834
Total	2,227	1,834
Translation differences	(1,832)	386
Employer contribution	26	27
Benefits paid	(1,401)	(1,518)
Section 420 Transfer	(160)	(169)
Other	(12)	1
Total	(3,379)	(1,273)
Net defined benefit liability (asset) at end of period	19,869	20,560	19,343
United States Post-employment benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(1,861)
Net defined benefit liability (asset) at end of period	(1,580)	(1,861)
United States Post-employment benefits | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	464	397
Interest expense	8	11
Total	8	11
Return on plan assets, excluding amounts included in interest income	16	43
Total	16	43
Translation differences	(41)	9
Employer contribution	6	14
Contributions from plan participants	92	105
Benefits paid	(260)	(284)
Section 420 Transfer	160	169
Other	14
Total	(29)	13
Net defined benefit liability (asset) at end of period	459	464	397
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(788)
Net defined benefit liability (asset) at end of period	(832)	(788)
Other pensions | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	5,273	4,863
Interest expense	77	108
Administrative expenses and interest on asset ceiling	(7)	(7)
Settlements	(15)	(158)
Total	55	(57)
Return on plan assets, excluding amounts included in interest income	233	414
Total	233	414
Translation differences	(139)	111
Employer contribution	67	57
Contributions from plan participants	29	25
Benefits paid	(152)	(139)
Other	(6)	(1)
Total	(201)	53
Net defined benefit liability (asset) at end of period	€ 5,360	€ 5,273	€ 4,863